COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Viking Acquisition Group LLC [Member] USD ($)	Dec. 31, 2013 Viking Pre Plant LLC [Member] USD ($)	Dec. 31, 2013 Terra Stabile A.E. [Member]
Rent expense	$ 29
Operating leases expiry period							expire in April 2022
Accrual for Environmental Loss Contingencies	3,441		3,454
Pollution Cleanup Costs Provided Guarantee		500,000
Protection and indemnity insurance coverage	1,000,000
Loss contingency, estimate of possible loss	500
Loss contingency, estimated recovery from third party	100% covered by the P&I Association	100% covered by the P&I Association
Asset Retirement Obligation, Beginning Balance	$ 979		$ 0	$ 0	$ 836	$ 106